Assets held for sale	12 Months Ended
Dec. 31, 2022
Disclosure Of Assets Held For Sale [Abstract]
Assets held for sale

5. Assets held for sale

In March 2020, the Company decided to focus its efforts and resources on the pharmaceutical business and initiated the process to exit the medical cannabis industry and the Facility and the Facility Property. On May 6, 2022, the Company closed the sale of the Facility and the Facility Property for total consideration of $12,730,942 (C$16,400,000). The Company recognized a gain of $4,249,582 on the sale of the Facility and the Facility Property and incurred selling expenses of $616,002.

Results of operations related to the Facility and the Facility Property are reported as discontinued operations for the period ended December 31, 2022, 2021 and 2020.

Assets held for sale as at December 31, 2022 and, 2021 consisted of the following:

	2022	2021
	$	$
Property and plant	-	8,647,779

Net income (loss) and comprehensive income (loss) from discontinued operations for the years ended December 31, 2022, 2021 and 2020 is comprised of the following:

		For the years ended December 31,
	Notes	2022	2021	2020
		$	$	$

Revenue		-	-	14,514

Cost of revenue		-	-	1,032,010
Gross loss before fair value adjustments		-	-	(1,017,496)
Fair value adjustments on inventory sold		-	-	(945)
Unrealized loss on changes in fair value of biological assets		-	-	166,886
Gross loss		-	-	(1,183,437)

Expenses
General and administrative	18	1,185,600	1,412,392	1,665,541
Depreciation and amortization		-	-	90,340
Impairment of equipment		-	-	387,474
Total operating expenses		1,185,600	1,412,392	2,143,355

Loss from discontinued operations		(1,185,600)	(1,412,392)	(3,326,792)

Other income		(32,852)	(64,919)	(79,568)
Loss on sale of equipment		-	-	100,337
Gain on sale of property and plant		(4,249,582)	-	-
Net income (loss) from discontinued operations		3,096,834	(1,347,473)	(3,347,561)

Cash flows from discontinued operations for the years ended December 31, 2022, 2021 and 2020 are comprised of the following:

	For the years ended December 31,
	2022	2021	2020
	$	$	$
Operating activities
Net income (loss) from discontinued operations	3,096,834	(1,347,473)	(3,347,561)
Add (deduct) items not affecting cash
Depreciation and amortization	-	-	108,209
Change in fair value adjustments on inventory sold	-	-	(945)
Impairment of inventory	-	-	534,814
Impairment of equipment	-	-	387,474
Change in fair value of biological assets	-	-	166,886
Loss on disposal of inventory	-	-	197,436
Loss on sale of equipment	-	-	100,337
Changes in non-cash working capital balances
Gain on sale of property and plant	(4,249,582)	-	-
Other receivables	(88,588)	38,822	960,778
Inventories	-	-	(21,932)
Biological assets	-	-	(166,886)
Prepaid expenses and deposits	98,354	(20,091)	279,870
Trade and other payables	-	(53,299)	63,861
Cash used in operating activities	(1,142,982)	(1,382,041)	(737,659)

Proceeds from sale of property and plant, net	12,730,942	-	-
Cash provided by investing activities	12,730,942	-	-